REVENUES	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUES	REVENUES

	2023	2022	2021
Sale of products	614,033,971	627,924,111	613,783,915
- Domestic market	613,771,519	627,743,238	613,379,901
- External customers	262,452	180,873	404,014
Services rendered	15,077,673	18,761,289	20,198,930
Bonuses / Discounts	(206,950,827)	(194,731,346)	(187,111,238)
Total	422,160,817	451,954,054	446,871,607